Commitments (Details Narrative) $ in Thousands	3 Months Ended		6 Months Ended		8 Months Ended		9 Months Ended	11 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Aug. 31, 2024 USD ($)	Aug. 18, 2023 USD ($)	Sep. 30, 2025 USD ($)	Nov. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services	$ 14,610	$ 9,538	$ 26,858	$ 18,157
Depreciation, right-of-use assets	89	82	177	164
Interest expense on lease liabilities			30	25
Current lease liabilities	359		359						$ 0
Non-current lease liabilities	539		539						$ 0
Cash advances and loans made to other parties, classified as investing activities			70	(0)
Two fuel efficient bulk carrier vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type						bulk carriers
Vessel Capacity						64,000
Vessel Delivery date						second half of 2026
Additions other than through business combinations, property, plant and equipment						$ 75,500
Cash advances and loans made to other parties, classified as investing activities					$ 7,500	$ 7,500	$ 7,500	$ 7,500
Office Lease Contract [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, right-of-use assets	88	82	176	164
Interest expense on lease liabilities	14	12	30	25
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services	4,922	4,694	9,220	9,493
Operating lease income	$ 9,688	$ 4,843	$ 17,639	$ 8,663